Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)	Net Loss (thousands)	Revenue (9) (thousands)
2022	$2,577,107	$5,598,317	$1,431,876	$1,804,293	$237	$130	$(75,209)	$161,700
2021	$2,283,091	$5,862,847	$3,377,966	$4,191,258	$244	$125	$(41,139)	$126,682
2020	$598,158	$2,725,698	$474,503	$1,794,592	$136	$100	$(38,121)	$84,676

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	Mr. Chacón Quirós was the PEO for each of 2022, 2021 and 2020. For 2022, the Non-PEO NEOs were Messrs. Denhoy, Rodio, Mansbach and Dastidar. For 2021, the non-PEO NEOs were Messrs. Denhoy and Dastidar. For 2020, the Non-PEO NEOs were Mr. Dada Santos and Ms. Gaeta.
Peer Group Issuers, Footnote [Text Block]	Total Shareholder Return is determined based on the value of an initial fixed investment of $100 at the close of trading on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes. The amounts for Peer Group Total Shareholder Return consists of the NASDAQ Health Services Index. Information used in this column was obtained from the Nasdaq Stock Market, LLC, a financial data provider and a source believed to be reliable.
PEO Total Compensation Amount	$ 2,577,107	$ 2,283,091	$ 598,158
PEO Actually Paid Compensation Amount	$ 5,598,317	5,862,847	2,725,698
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Grant Date Value of Equity Awards ($) (4)	Add Year- End Equity Value of Awards at Year-End ($) (5)	Add Change in Value of Prior Equity Awards Outstanding at Year-End ($) (6)	Add Change in Value of Vested Equity Awards ($) (7)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($) (8)	Average Compensation Actually Paid ($)
2022	PEO	$2,577,107	$1,663,742	$4,501,822	$238,857	$(55,727)	$—	$5,598,317
	Non-PEO NEOs	$1,431,876	$1,053,108	$1,741,392	$184,195	$(51,051)	$449,011	$1,804,293
2021	PEO	$2,283,091	$1,441,771	$3,670,133	$1,351,394	$—	$—	$5,862,847
	Non-PEO NEOs	$3,377,966	$3,019,590	$2,830,233	$901,886	$100,763	$—	$4,191,258
2020	PEO	$598,158	$—	$1,667,521	$460,019	$—	$—	$2,725,698
	Non-PEO NEOs	$474,503	$—	$1,112,862	$312,123	$(104,896)	$—	$1,794,592

Non-PEO NEO Average Total Compensation Amount	$ 1,431,876	3,377,966	474,503
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,804,293	4,191,258	1,794,592
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Grant Date Value of Equity Awards ($) (4)	Add Year- End Equity Value of Awards at Year-End ($) (5)	Add Change in Value of Prior Equity Awards Outstanding at Year-End ($) (6)	Add Change in Value of Vested Equity Awards ($) (7)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($) (8)	Average Compensation Actually Paid ($)
2022	PEO	$2,577,107	$1,663,742	$4,501,822	$238,857	$(55,727)	$—	$5,598,317
	Non-PEO NEOs	$1,431,876	$1,053,108	$1,741,392	$184,195	$(51,051)	$449,011	$1,804,293
2021	PEO	$2,283,091	$1,441,771	$3,670,133	$1,351,394	$—	$—	$5,862,847
	Non-PEO NEOs	$3,377,966	$3,019,590	$2,830,233	$901,886	$100,763	$—	$4,191,258
2020	PEO	$598,158	$—	$1,667,521	$460,019	$—	$—	$2,725,698
	Non-PEO NEOs	$474,503	$—	$1,112,862	$312,123	$(104,896)	$—	$1,794,592

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart illustrates the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs as presented in the table above for each of the last three fiscal years against our total shareholder return and the total shareholder return of the NASDAQ Health Services Index (each calculated as described above in footnote (4) of the table above) over that period of time.

Compensation Actually Paid vs. Net Income [Text Block]	The following chart illustrates the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs as presented in the table above for each of the last three fiscal years against our net loss in each of those years.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart illustrates the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs as presented in the table above for each of the last three fiscal years against our revenue in each of those years.

Total Shareholder Return Vs Peer Group [Text Block]
The following chart illustrates the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs as presented in the table above for each of the last three fiscal years against our total shareholder return and the total shareholder return of the NASDAQ Health Services Index (each calculated as described above in footnote (4) of the table above) over that period of time.

Tabular List [Table Text Block]	Revenue •Operating expenses •Cash flow from operating activities •Regulatory progress.
Total Shareholder Return Amount	$ 237	244	136
Peer Group Total Shareholder Return Amount	130	125	100
Net Income (Loss)	$ (75,209,000)	$ (41,139,000)	$ (38,121,000)
Company Selected Measure Amount	161,700,000	126,682,000	84,676,000
PEO Name	Chacón Quirós	Chacón Quirós	Chacón Quirós
Additional 402(v) Disclosure [Text Block]	Value of equity awards from Grants of Plan-Based Awards table valued at grant date.
(5)Value of unvested outstanding equity awards at the applicable fiscal year-end.
(6)Change in value of unvested equity awards outstanding at the beginning of the applicable fiscal year.
(7)Change in value of equity awards vested during the applicable fiscal year.
(8)Value of any cancelled/forfeited equity awards during the applicable fiscal year.
(9)In the Company's assessment, revenue is the financial performance measure that is the most important financial performance measure used by the Company in 2022 to link compensation actually paid to performance. Please see the Compensation Discussion and Analysis section above for a further discussion of revenue and how it is utilized in our executive compensation program.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating expenses
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash flow from operating activities
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Regulatory progress.
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,663,742	$ 1,441,771	$ 0
PEO [Member] | Equity Awards Outstanding During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,501,822	3,670,133	1,667,521
PEO [Member] | Equity Awards Outstanding in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	238,857	1,351,394	460,019
PEO [Member] | Equity Awards Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(55,727)	0	0
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,053,108	3,019,590	0
Non-PEO NEO [Member] | Equity Awards Outstanding During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,741,392	2,830,233	1,112,862
Non-PEO NEO [Member] | Equity Awards Outstanding in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	184,195	901,886	312,123
Non-PEO NEO [Member] | Equity Awards Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(51,051)	100,763	(104,896)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 449,011	$ 0	$ 0